Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ (8,858)	$ (6,271)	[1]	$ (6,992)
Ending balance	(9,187)	(8,858)		(6,271)	[1]
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(39,511)	(32,888)		(30,916)
Additions	4,112	2,166		2,362
Disposals	(3,885)	(145)		(303)
Reclassification				0
Exchange difference	56	46		(87)
Ending balance	(39,794)	(39,511)		(32,888)
Cost: | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(37,444)
Effect of adoption of new accounting standard - IFRS 16						$ 4,556
Ending balance				(37,444)
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,653	26,617		23,924
Disposals	3,850	135		291
Reclassification				0
Exchange difference	52	45		(76)
Depreciation charge for the year	3,677	4,070		3,060
Impairment	75	56
Ending balance	30,607	30,653		26,617
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(120)	(296)		(29)
Ending balance	(107)	(120)		(296)
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,271)	(1,253)		(1,242)
Additions	78	15		34
Disposals	(14)	0		(30)
Reclassification				(14)
Exchange difference	5	3		(7)
Ending balance	(1,340)	(1,271)		(1,253)
Leasehold improvements | Cost: | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,253)
Effect of adoption of new accounting standard - IFRS 16						0
Ending balance				(1,253)
Leasehold improvements | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,151	957		1,213
Disposals	14	0		18
Reclassification				418
Exchange difference	4	4		(8)
Depreciation charge for the year	92	190		188
Impairment	0	0
Ending balance	1,233	1,151		957
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,605)	(5,825)		(6,291)
Ending balance	(4,112)	(4,605)		(5,825)
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,203)	(28,027)		(25,913)
Additions	1,594	1,274		2,248
Disposals	(3,401)	(130)		(70)
Reclassification				0
Exchange difference	39	32		(64)
Ending balance	(27,435)	(29,203)		(28,027)
Plant and equipment | Cost: | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(28,027)
Effect of adoption of new accounting standard - IFRS 16						0
Ending balance				(28,027)
Plant and equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,598	22,202		19,622
Disposals	3,389	120		70
Reclassification				0
Exchange difference	36	30		(55)
Depreciation charge for the year	2,003	2,430		2,705
Impairment	75	56
Ending balance	23,323	24,598		22,202
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(84)	(150)		(672)
Ending balance	(312)	(84)		(150)
IT and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,634)	(3,608)		(3,761)
Additions	367	30		80
Disposals	(7)	(15)		(203)
Reclassification				14
Exchange difference	12	11		(16)
Ending balance	(4,006)	(3,634)		(3,608)
IT and office equipment | Cost: | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,608)
Effect of adoption of new accounting standard - IFRS 16						0
Ending balance				(3,608)
IT and office equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,550	3,458		3,089
Disposals	6	15		203
Reclassification				(418)
Exchange difference	12	11		(13)
Depreciation charge for the year	138	96		167
Impairment	0	0
Ending balance	3,694	3,550		3,458
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,049)	0		0
Ending balance	(4,656)	(4,049)		0
Right of use | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,403)	0		0
Additions	2,073	847		0
Disposals	(463)	0		0
Reclassification				0
Exchange difference	0	0		0
Ending balance	(7,013)	(5,403)		0
Right of use | Cost: | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,556)
Effect of adoption of new accounting standard - IFRS 16						$ 4,556
Ending balance				(4,556)
Right of use | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,354	0		0
Disposals	441	0		0
Reclassification				0
Exchange difference	0	0		0
Depreciation charge for the year	1,444	1,354		0
Impairment	0	0
Ending balance	$ 2,357	$ 1,354		$ 0

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.